Investments - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 27, 2021	Mar. 31, 2022	Mar. 31, 2021	Oct. 31, 2021	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2017
Investments [Line Items]
Aggregate fair value investment		$ 325,834	$ 188,978
Carrying value of long-term investment		$ 0	$ 100,563
Common stock acquired		694,975,965	651,576,293
Datavant Merger [Member]
Investments [Line Items]
Proceeds from sale of investment	$ 320,000
Gain on measurement of investment		$ 443,800
Datavant Merger [Member] | Combined Company [Member]
Investments [Line Items]
Equity method investment ownership percentage		17.00%
Other Investments [Member]
Investments [Line Items]
Aggregate fair value investment		$ 3,700	$ 11,100
Arbutus Biopharma Corporation [Member]
Investments [Line Items]
Preferred stock Owned, Balance, Shares of Arbutus							1,164,000
Aggregate fair value investment		115,800	129,400
Unrealized gain (loss) on investments		$ (13,600)	$ 90,200
Closing price of common stock		$ 2.98	$ 3.33
Equity method investment ownership percentage		26.00%
Common stock acquired							16,013,540
Investment owned conversion includes both preferred stock and common stock				22,833,922
Sio Gene Therapies Inc [Member]
Investments [Line Items]
Aggregate fair value investment		$ 12,400	$ 48,500
Unrealized gain (loss) on investments		$ (36,100)	$ 3,200
Closing price of common stock		$ 0.67	$ 2.61
Equity method investment ownership percentage		25.00%
Datavant Holdings, Inc [Member]
Investments [Line Items]
Aggregate fair value investment	$ 224,100	$ 193,900				$ 99,000
Unrealized gain (loss) on investments		$ (30,200)
Gain on deconsolidation			$ 86,500
Carrying value of long-term investment					$ 100,600